As filed with the Securities and Exchange             Registration No. 333-56297
Commission on July 31, 2000                           Registration No. 811-2512

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       POST-EFFECTIVE AMENDMENT NO. 17 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

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It is proposed that this filing will become effective:

      --------
         X         on September 1, 2000 pursuant to paragraph (b) of Rule 485
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


The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to section 8(a), may determine.

Parts A, B, and C for this registration statement are incorporated herein by reference to Parts A, B, and C of Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on May 8, 2000.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 31st day of July, 2000.

                                             VARIABLE ANNUITY ACCOUNT B OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                               (Registrant)

                                         By: AETNA LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                               (Depositor)

                                         By: John Y. Kim*
                                             -----------------------------------
                                             John Y. Kim
                                             President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-56297) has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                            Date
John Y. Kim*                           Director and President                                         )
-------------------------------------  (principal executive officer)                                  )
John Y. Kim                                                                                           )
                                                                                                      )
Allan Baker*                            Director                                                      )   July
-------------------------------------                                                                 )   31, 2000
Allan Baker                                                                                           )
                                                                                                      )
Catherine H. Smith*                     Director and Chief Financial Officer                          )
-------------------------------------                                                                 )
Catherine H. Smith                                                                                    )
                                                                                                      )
Deborah Koltenuk*                      Corporate Controller                                           )
-------------------------------------                                                                 )
Deborah Koltenuk                                                                                      )

By:  /s/ J. Neil McMurdie
      -----------------------------------
     J. Neil McMurdie
     *Attorney-in-Fact